                                   ---------------------------

                                      1999
                                      SEMIANNUAL REPORT
                                   ---------------------------



[GRAPHIC]

                        MINNESOTA MUNICIPAL
                        TERM TRUSTS
                        MNA
[GRAPHIC]               MNB









[LOGO]   FIRST AMERICAN
         ASSET MANAGEMENT

                                                         [LOGO] FIRST AMERICAN
                                                                ASSET MANAGEMENT



    CONTENTS


  2 Fund Overview

  7 Financial Statements and Notes

    Investments in Securities

    18 MNA

    22 MNB


MINNESOTA MUNICIPAL TERM TRUSTS

PRIMARY INVESTMENTS

Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

Minnesota Municipal Term Trust (MNA) and Minnesota Municipal Term Trust II (MNB) are non-diversified, closed-end management investment companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax and to return $10 per share to investors on or before April 15, 2002 and April 15, 2003, respectively - although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to federal and/or state of Minnesota alternative minimum taxes. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that either fund will achieve its objective.





              ------------------------------------------------------
               NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE
              ------------------------------------------------------

AVERAGE ANNUALIZED TOTAL RETURNS


Based on net asset value for the periods ended June 30, 1999

[GRAPH]

                                        ONE YEAR   FIVE YEAR    SINCE INCEPTION
MINNESOTA MUNICIPAL TERM TRUST            2.50%      6.69%          7.74%
(MNA, inception 9/26/1991)

MINNESOTA MUNICIPAL TERM TRUST II         2.02%      7.18%          7.40%
(MNB, inception 4/24/1992)


All net asset value total returns are through June 30, 1999, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax and returning $10 per share to investors at the funds' termination dates.

Average annualized total returns based on the change in market price for the one-year, five-year and since-inception periods ended June 30, 1999, were 5.46%, 7.79% and 6.95% for MNA and 2.57%, 7.21% and 6.40% for MNB. These returns assume reinvestment of all distributions and reflect sales charges on those distributions as described in the funds' dividend reinvestment plan, but not on initial purchases.

PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.


1      1999  SEMIANNUAL REPORT       MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW


FUND MANAGEMENT

DOUG WHITE, CFA,
is responsible for the management of the Minnesota Municipal Term Trusts. He has 16 years of financial experience.

AUGUST 15, 1999

WE ARE PLEASED THAT THE MINNESOTA MUNICIPAL TERM TRUSTS (MNA AND MNB) REMAIN ON TARGET TO MEET THEIR INVESTMENT OBJECTIVES OF PROVIDING HIGH TAX-EXEMPT INCOME AND RETURNING $10 PER SHARE TO INVESTORS ON OR SHORTLY BEFORE THEIR TERMINATION DATES. For the six months ended June 30, 1999, the funds continued to earn more than their monthly common and preferred stock dividends and add to their dividend reserves. The funds' net asset values remain above the $10 per share objective. The net asset values for MNA and MNB as of June 30, 1999 were $10.72 and $10.52, respectively.

IN THE FIRST HALF OF THIS YEAR, MNA'S DIVIDEND RESERVE REACHED A LEVEL WHERE THE FUND COULD NOT CONTINUE TO ACCUMULATE ADDITIONAL AMOUNTS. As a result, MNA paid out an additional dividend in May. In the future, if the fund earns more than its monthly common and preferred stock dividend, it may again become necessary to pay the excess out as additional dividends rather than adding to the dividend reserve.

INTEREST RATES HAVE RISEN THROUGHOUT MOST OF 1999. The yield on a 10-year U.S. Treasury note rose from 4.65% on December 31, 1998, to 5.78% on June 30, 1999, and the 10-year AAA municipal yield rose from 4.1% to 4.8%. This rise in rates was largely the result of increased inflationary concerns during the eighth year of what is becoming the longest post-war economic expansion. As a result of this rise in rates, refundings are down by nearly 50% compared to 1998 levels and total new issuance is down almost 25% nationally

--------------------------------------------------------------------------------
BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES
--------------------------------------------------------------------------------
                                                       MNA               MNB
                                                    Inception         Inception
                                                    9/26/1991         4/24/1992
   At the Fund's Inception                              0%               0%
--------------------------------------------------------------------------------
   As of June 30, 1999                                 65%              62%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


2      1999  SEMIANNUAL REPORT       MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED


and 30% in Minnesota. As a result of continued strength in the economy, credit quality in the municipals market remains strong, with upgrades outpacing downgrades in the first half of 1999 by a ratio of more than four to one. Minnesota's diverse economy remains especially strong as shown by unemployment rates that are substantially below the national average.

THE DECREASED SUPPLY OF MUNICIPALS SLOWED OUR STRATEGY OF SELLING LONGER MATURITY BONDS IN FAVOR OF THOSE CLOSER TO THE FUNDS' TERMINATION DATES. As shown in the table on page 2, the percentage of bonds with maturity or refund dates less than a year beyond the funds' termination dates continues to increase, although at a slower pace. Please remember that restructuring may generate capital gains, which are then distributed to shareholders annually. Restructuring proceeds will also typically be reinvested at lower interest rates, decreasing fund income.

WE EXPECT THAT THE FUNDS' NET ASSET VALUES WILL DECLINE AS THE FUNDS NEAR THEIR TERMINATION DATES. Several events could cause this to occur. A number of bonds currently have market values in excess of their maturity or refunding prices. As the maturity and/or refunding dates of these bonds approach, their market prices will converge toward prices that are at or near their maturity or refunding prices.

---------------------------------------------------------------------------------------
DISTRIBUTION HISTORY SINCE INCEPTION
---------------------------------------------------------------------------------------
                                                                MNA           MNB
                                                              Inception     Inception
                                                              9/26/1991     4/24/1992
Total Monthly Income Distributions Through June 30, 1999
----------------------------------------------------------------------------------------
     Common Shareholders                                       $4.76          $4.13
----------------------------------------------------------------------------------------
     Preferred Shareholders (On a Common Share Basis)          $1.16          $1.06
----------------------------------------------------------------------------------------
Total Capital Gains Distributions to Common
Shareholders Through June 30, 1999                             $0.16          $0.15
----------------------------------------------------------------------------------------


3      1999  SEMIANNUAL REPORT        MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED


IN ADDITION, AS THE FUNDS APPROACH TERMINATION, AND AS OPPORTUNITIES ARISE, WE MAY CONTINUE TO SELL LONGER MATURITY BONDS IN FAVOR OF BONDS WITH SHORTER MATURITIES AND LOWER COUPONS THAT COME DUE CLOSER TO THE FUNDS' TERMINATION DATES. Any gains realized as a result of these sales will be distributed to shareholders, reducing net asset value. If the shorter-maturity bonds pay insufficient income to maintain our current dividends, the funds' dividend reserves may be used to supplement common and/or preferred stock dividends. See the net asset value summary chart for each fund's current accumulated realized gains, unrealized appreciation and current dividend reserve.

SHAREHOLDERS ALSO SHOULD REMEMBER THAT THE FUNDS ARE ALWAYS SUBJECT TO INTEREST RATE RISK AND CREDIT RISK, WHICH CAN HAVE AN IMPACT ON NET ASSET VALUE. However, we are optimistic about achieving the funds' objectives and do not anticipate events that would cause us to change the funds' investment strategy as they move toward termination.

THANK YOU FOR YOUR INVESTMENT IN THE MINNESOTA MUNICIPAL TERM TRUSTS. We remain committed to providing you with quality service and look forward to helping you achieve your investment goals.

------------------------------------------------------------------------------------
NET ASSET VALUE SUMMARY OF COMMON SHARES
------------------------------------------------------------------------------------
                                                              MNA               MNB
                                                          Inception         Inception
                                                          9/26/1991         4/24/1992
   Initial Offering Price                                   $10.00           $10.00
-------------------------------------------------------------------------------------
   Initial Offering and Underwriting Expenses
   (Common and Preferred Stock)                            -$0.66            -$0.67
-------------------------------------------------------------------------------------
   Accumulated Realized Gains or Losses at 6/30/1999       -$0.01            +$0.04
-------------------------------------------------------------------------------------
   SUBTOTAL                                                 $9.33             $9.37
-------------------------------------------------------------------------------------
   Dividend Reserve
   (Undistributed Net Investment Income) at 6/30/1999      +$0.75            +$0.59
-------------------------------------------------------------------------------------
   Unrealized Appreciation on Investments at 6/30/1999     +$0.64            +$0.56
-------------------------------------------------------------------------------------
   NET ASSET VALUE PER SHARE ON 6/30/1999                  $10.72            $10.52
-------------------------------------------------------------------------------------


4      1999  SEMIANNUAL REPORT         MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED

[GRAPH]

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

As a percentage of total assets on June 30, 1999

MINNESOTA MUNICIPAL TERM TRUST

General Obligations                 22%
Health Care Revenue                 20%
Housing Revenue                     18%
Utility Revenue                     17%
Tax Revenue                          5%
Certificates of Participation        4%
Short-Term Securities                4%
IDR Pollution Control Revenue        3%
Building Revenue                     2%
Electric Revenue                     2%
Other Assets                         2%
Education Revenue                    1%



MINNESOTA MUNICIPAL TERM TRUST  II

General Obligations                 21%
Health Care Revenue                 14%
Pollution Control Revenue           12%
Utility Revenue                     12%
Housing Revenue                     11%
Electric Revenue                    10%
Building Revenue                     6%
Education Revenue                    6%
Industrial Development Revenue       4%
Short-Term Securities                2%
Other Assets                         2%

-------------------------------------------------------------------------------


5      1999  SEMIANNUAL REPORT          MINNESOTA MUNICIPAL TERM TRUSTS

FUND OVERVIEW CONTINUED


-------------------------------------------------------------------------------
PREFERRED STOCK
-------------------------------------------------------------------------------

The preferred stock issued by MNA and MNB pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short-term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.
-------------------------------------------------------------------------------


6      1999  SEMIANNUAL REPORT         MINNESOTA MUNICIPAL TERM TRUSTS

FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 1999
 ................................................................................

                                                                MINNESOTA       MINNESOTA
                                                                MUNICIPAL       MUNICIPAL
                                                               TERM TRUST     TERM TRUST II
                                                              -------------   --------------
ASSETS:
Investments in securities at market value* (note 2) ........  $ 94,595,208    $  58,225,369
Cash in bank on demand deposit .............................        32,350           27,496
Accrued interest receivable ................................     1,484,749          972,957
Other assets ...............................................        20,530           13,243
                                                              -------------   --------------
  Total assets .............................................    96,132,837       59,239,065
                                                              -------------   --------------

LIABILITIES:
Preferred stock dividends payable (note 3) .................         3,156           10,980
Payable for investment securities purchased on a when-issued
  basis (note 2) ...........................................     5,861,109        5,473,888
Accrued investment management fee ..........................        18,581           11,161
Accrued remarketing agent fee ..............................         5,704            4,409
Accrued administrative fee .................................        11,149            6,697
                                                              -------------   --------------
  Total liabilities ........................................     5,899,699        5,507,135
                                                              -------------   --------------
  Net assets applicable to outstanding capital stock .......  $ 90,233,138    $  53,731,930
                                                              -------------   --------------
                                                              -------------   --------------

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock) .........................................  $ 82,335,219    $  49,636,308
Undistributed net investment income ........................     4,286,741        2,029,158
Accumulated net realized gain (loss) on investments ........       (51,870)         143,583
Net unrealized appreciation of investments .................     3,663,048        1,922,881
                                                              -------------   --------------

  Total - representing net assets applicable to outstanding
    capital stock ..........................................  $ 90,233,138    $  53,731,930
                                                              -------------   --------------
                                                              -------------   --------------

* Investments in securities at identified cost .............  $ 90,932,160    $  56,302,488
                                                              -------------   --------------
                                                              -------------   --------------

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock ......................  $ 61,433,138    $  36,381,930
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value) .................     5,732,710        3,460,000
Net asset value ............................................  $      10.72    $       10.52
Market price ...............................................  $      10.63    $       10.38

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3) ..........  $ 28,800,000    $  17,350,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund) ....................................         1,152              694
Liquidation preference per share ...........................  $     25,000    $      25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           1999 Semiannual Report  7  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 1999
 ................................................................................

                                                               MINNESOTA       MINNESOTA
                                                               MUNICIPAL       MUNICIPAL
                                                               TERM TRUST    TERM TRUST II
                                                              ------------   -------------
INCOME:
Interest  ..................................................  $ 2,589,121    $  1,493,499
                                                              ------------   -------------

EXPENSES (NOTE 5):
Investment management fee ..................................      113,948          67,984
Administrative fee .........................................       68,369          40,790
Remarketing agent fee ......................................       35,704          21,510
Custodian and accounting fees ..............................       32,507          23,771
Transfer agent fees ........................................        1,240           1,091
Reports to shareholders ....................................       11,356          11,356
Directors' fees ............................................        1,488           1,488
Audit and legal fees .......................................       20,730          20,731
Other expenses .............................................       18,397          11,313
                                                              ------------   -------------
  Total expenses ...........................................      303,739         200,034
    Less expenses paid indirectly ..........................       (4,336)         (3,823)
                                                              ------------   -------------

  Total net expenses .......................................      299,403         196,211
                                                              ------------   -------------

  Net investment income ....................................    2,289,718       1,297,288
                                                              ------------   -------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments (note 4) ...........      (70,031)        139,370
Net change in unrealized appreciation or depreciation of
  investments ..............................................   (2,146,736)     (1,680,168)
                                                              ------------   -------------

  Net loss on investments ..................................   (2,216,767)     (1,540,798)
                                                              ------------   -------------

    Net increase (decrease) in net assets resulting from
      operations ...........................................  $    72,951    $   (243,510)
                                                              ------------   -------------
                                                              ------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           1999 Semiannual Report  8  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                   MINNESOTA MUNICIPAL               MINNESOTA MUNICIPAL
                                                                        TERM TRUST                      TERM TRUST II
                                                              ------------------------------   -------------------------------
                                                                SIX MONTHS                       SIX MONTHS
                                                              ENDED 6/30/99     YEAR ENDED     ENDED 6/30/99      YEAR ENDED
                                                               (UNAUDITED)       12/31/98       (UNAUDITED)        12/31/98
                                                              --------------   -------------   --------------   --------------
OPERATIONS:
Net investment income ......................................   $   2,289,718   $   4,912,766   $    1,297,288   $    2,753,880
Net realized gain (loss) on investments ....................         (70,031)        736,084          139,370          280,832
Net change in unrealized appreciation or depreciation of
  investments ..............................................      (2,146,736)     (1,134,304)      (1,680,168)        (218,871)
                                                              --------------   -------------   --------------   --------------

  Net increase (decrease) in net assets resulting from
    operations .............................................          72,951       4,514,546         (243,510)       2,815,841
                                                              --------------   -------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
  Common stock dividends ...................................      (1,986,383)     (3,771,550)        (851,160)      (2,052,472)
  Preferred stock dividends ................................        (411,440)       (875,579)        (235,561)        (526,361)
From net realized gains:
  Common stock dividends ...................................              --        (600,788)              --         (287,872)
  Preferred stock dividends ................................          (1,292)       (160,212)              --          (74,802)
                                                              --------------   -------------   --------------   --------------
  Total distributions ......................................      (2,399,115)     (5,408,129)      (1,086,721)      (2,941,507)
                                                              --------------   -------------   --------------   --------------
    Total decrease in net assets ...........................      (2,326,164)       (893,583)      (1,330,231)        (125,666)

Net assets at beginning of period ..........................      92,559,302      93,452,885       55,062,161       55,187,827
                                                              --------------   -------------   --------------   --------------

Net assets at end of period ................................   $  90,233,138   $  92,559,302   $   53,731,930   $   55,062,161
                                                              --------------   -------------   --------------   --------------
                                                              --------------   -------------   --------------   --------------

Undistributed net investment income ........................   $   4,286,741   $   4,394,846   $    2,029,158   $    1,818,591
                                                              --------------   -------------   --------------   --------------
                                                              --------------   -------------   --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           1999 Semiannual Report  9  Minnesota Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively; although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment grade Minnesota municipal obligations including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA; shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

                The funds concentrate their investments in Minnesota and, therefore, may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value", that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent

--------------------------------------------------------------------------------

          1999 Semiannual Report  10  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of June 30, 1999, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II, had entered into outstanding when-issued or forward commitments of $5,861,109 and $5,473,888, respectively.

                FEDERAL TAXES
                Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is typically required. However,

--------------------------------------------------------------------------------

          1999 Semiannual Report  11  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust II Inc. incurred federal excise taxes of $736 and $573, respectively, during the 1998 excise tax year.

                Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of market discount amortization and the non-deductibility of excise tax payments made. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS
                For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances to a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for

--------------------------------------------------------------------------------

          1999 Semiannual Report  12  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the funds in the event of a default.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II have issued and, as of June 30, 1999, have outstanding 1,152 shares and 694 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 1999, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had dividend rates of 4.00% and 3.85%, respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 1999 were as follows:

                                           MINNESOTA     MINNESOTA
                                           MUNICIPAL     MUNICIPAL
                                          TERM TRUST   TERM TRUST II
                                          -----------  --------------
Purchases ..............................  $15,706,939    $9,096,591
Proceeds from sales ....................  $12,802,077    $5,494,307

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                On August 10, 1998, the funds entered into an investment advisory agreement with U.S. Bank National Association (U.S.

--------------------------------------------------------------------------------

          1999 Semiannual Report  13  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                Bank), acting through its division, First American Asset Management. Prior thereto, Piper Capital Management Incorporated (Piper Capital), which was acquired by U.S. Bancorp on May 1, 1998, had served as the funds' advisor. U.S. Bank also serves as the funds' administrator under an administration agreement effective May 1, 1998. Prior thereto, Piper Capital provided services under an administration agreement through April 30, 1998.

                The investment advisory agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.25% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the funds.

                The administration agreement provides the administrator with a monthly fee in an amount equal to an annualized rate of 0.15% of the funds' average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the funds). For its fee, the administrator will provide regulatory reporting and record-keeping services for the funds.

                REMARKETING AGENT FEE
                The funds have entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the funds' average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

--------------------------------------------------------------------------------

          1999 Semiannual Report  14  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; interest; taxes and other miscellaneous expenses.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on miscellaneous cash balances maintained by the funds.

--------------------------------------------------------------------------------

          1999 Semiannual Report  15  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                           SIX MONTHS
                                              ENDED                        YEAR ENDED DECEMBER 31,
                                             6/30/99      ---------------------------------------------------------
                                           (UNAUDITED)        1998 (g)         1997      1996      1995      1994
                                          -------------        -------        -------   -------   -------   -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $11.12            $11.28        $ 11.15   $ 11.31   $ 10.06   $ 11.33
                                              ------            ------        -------   -------   -------   -------
Operations:
  Net investment income ................        0.40              0.86           0.88      0.87      0.88      0.89
  Net realized and unrealized gains
    (losses) on investments ............       (0.38)            (0.08)          0.07     (0.25)     1.17     (1.41)
                                              ------            ------        -------   -------   -------   -------
    Total from operations ..............        0.02              0.78           0.95      0.62      2.05     (0.52)
                                              ------            ------        -------   -------   -------   -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.35)            (0.66)         (0.61)    (0.61)    (0.61)    (0.61)
    Paid to preferred shareholders .....       (0.07)            (0.15)         (0.16)    (0.16)    (0.19)    (0.14)
  From net realized gains
    Paid to common shareholders ........          --             (0.10)         (0.04)    (0.01)       --        --
    Paid to preferred shareholders .....          --             (0.03)         (0.01)       --        --        --
                                              ------            ------        -------   -------   -------   -------
    Total distributions to
      shareholders .....................       (0.42)            (0.94)         (0.82)    (0.78)    (0.80)    (0.75)
                                              ------            ------        -------   -------   -------   -------
Net asset value, common stock, end of
  period ...............................      $10.72            $11.12        $ 11.28   $ 11.15   $ 11.31   $ 10.06
                                              ------            ------        -------   -------   -------   -------
                                              ------            ------        -------   -------   -------   -------
Market value, common stock, end of
  period ...............................      $10.63            $11.44        $ 11.13   $ 10.50   $ 10.63   $  9.25
                                              ------            ------        -------   -------   -------   -------
                                              ------            ------        -------   -------   -------   -------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) .                                  (0.51)%            5.47%          7.15%     4.23%    18.86%    (6.01)%
Total return, common stock, market value
  (b) ..................................       (3.67)%           10.04%         12.48%     4.86%    21.91%   (12.73)%
Net assets at end of period (in
  millions) ............................      $   90            $   93        $    93   $    93   $    94   $    86
Ratio of expenses to average weekly net
  assets applicable to common stock
  (e) ..................................        0.97%(h)          0.96%          0.97%     0.99%     0.95%     0.92%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (c)(f) ...............        6.00%(h)          6.25%          6.37%     6.40%     6.38%     7.06%
Portfolio turnover rate (excluding
  short-term securities) ...............          14%               11%             8%        2%        9%        2%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   29            $   29        $    29   $    29   $    29   $    29
Asset coverage ratio (d) ...............         313%              321%           324%      322%      325%      300%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.67% (ANNUALIZED), 0.66%, 0.67%, 0.68%, 0.65% AND 0.62% FOR THE SIX MONTHS ENDED JUNE 30,
     1999, FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.02% (ANNUALIZED), 5.26%, 5.41%, 5.42%, 5.57% AND 5.69% FOR THE SIX MONTHS ENDED JUNE 30, 1999, FISCAL YEARS 1998, 1997, 1996, 1995, AND 1994, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

          1999 Semiannual Report  16  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(6) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                           SIX MONTHS
                                              ENDED                        YEAR ENDED DECEMBER 31,
                                             6/30/99      ---------------------------------------------------------
                                           (UNAUDITED)        1998 (g)         1997      1996      1995      1994
                                          -------------        -------        -------   -------   -------   -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $10.90            $10.94        $ 10.71   $ 10.89   $  9.48   $ 10.92
                                              ------            ------        -------   -------   -------   -------
Operations:
  Net investment income ................        0.38              0.80           0.81      0.82      0.83      0.83
  Net realized and unrealized gains
    (losses) on investments ............       (0.44)               --           0.23     (0.24)     1.37     (1.54)
                                              ------            ------        -------   -------   -------   -------
    Total from operations ..............       (0.06)             0.80           1.04      0.58      2.20     (0.71)
                                              ------            ------        -------   -------   -------   -------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.25)            (0.59)         (0.59)    (0.59)    (0.59)    (0.59)
    Paid to preferred shareholders .....       (0.07)            (0.15)         (0.16)    (0.16)    (0.19)    (0.14)
  From net realized gains
    Paid to common shareholders ........          --             (0.08)         (0.05)    (0.01)    (0.01)       --
    Paid to preferred shareholders .....          --             (0.02)         (0.01)       --        --        --
                                              ------            ------        -------   -------   -------   -------
    Total distributions to
      shareholders .....................       (0.32)            (0.84)         (0.81)    (0.76)    (0.79)    (0.73)
                                              ------            ------        -------   -------   -------   -------
Net asset value, common stock, end of
  period ...............................      $10.52            $10.90        $ 10.94   $ 10.71   $ 10.89   $  9.48
                                              ------            ------        -------   -------   -------   -------
                                              ------            ------        -------   -------   -------   -------
Market value, common stock, end of
  period ...............................      $10.38            $11.31        $ 10.69   $ 10.25   $ 10.38   $  8.63
                                              ------            ------        -------   -------   -------   -------
                                              ------            ------        -------   -------   -------   -------
SELECTED INFORMATION
Total return, common stock, net asset
  value (a) .                                  (1.27)%            5.95%          8.34%     4.04%    21.57%    (7.91)%
Total return, common stock, market value
  (b) ..................................       (5.79)%           12.56%         10.78%     4.88%    27.63%   (19.55)%
Net assets at end of period (in
  millions) ............................      $   54            $   55        $    55   $    54   $    55   $    50
Ratio of expenses to average weekly net
  assets applicable to common stock
  (e) ..................................        1.08%(h)          1.06%          1.09%     1.07%     1.06%     1.03%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock (c)(f) ...............        5.72%(h)          5.87%          6.06%     6.20%     6.10%     6.78%
Portfolio turnover rate (excluding
  short-term securities) ...............          10%                9%            10%        4%        9%        4%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   17            $   17        $    17   $    17   $    17   $    17
Asset coverage ratio (d) ...............         310%              317%           318%      314%      317%      289%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON SHARES.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY REMARKETED PREFERRED STOCK.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.74% (ANNUALIZED), 0.73%, 0.74%, 0.73%, 0.72% AND 0.69% FOR THE SIX MONTHS ENDED JUNE 30,
     1999, FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.78% (ANNUALIZED), 4.98%, 5.13%, 5.25%, 5.36% AND 5.51% FOR THE SIX MONTHS ENDED JUNE 30, 1999, FISCAL YEARS 1998, 1997, 1996, 1995 AND 1994, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

          1999 Semiannual Report  17  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                     June 30, 1999
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (100.4%):
  ECONOMIC DEVELOPMENT REVENUE (1.0%):
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.15%-7.35%, 12/1/03-12/1/09 .....  $   835,000      $    887,027
                                                                            ------------

  EDUCATION REVENUE (0.9%):
    Higher Education Facility - College of St. Benedict,
      4.50%, 3/1/00-3/1/02 ..............................      810,000           810,043
                                                                            ------------

  ELECTRIC REVENUE (8.4%):
    Anoka County Resource Recovery, 3.95%-4.05%,
      12/1/00-12/1/01 ...................................    3,525,000(e)      3,508,552
    Northern Municipal Power (FSA), 4.70%, 1/1/02 .......    1,605,000         1,621,210
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.38%-6.93%, 1/1/06-1/1/10 ........................    3,340,000(b)      2,032,470
    Western Municipal Power Agency (AMBAC), 4.80%,
      1/1/02 ............................................      465,000           471,343
                                                                            ------------
                                                                               7,633,575
                                                                            ------------

  GENERAL OBLIGATIONS (23.2%):
    Dakota County General Obligation, 4.50%,
      2/1/02-2/1/03 .....................................    2,300,000(e)      2,307,462
    Delano Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 7.25%, 2/1/11 ................      300,000(d)        314,247
    Mankato School District (FSA) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................    1,000,000(d)      1,048,870
    Minneapolis and St. Paul Metropolitan Council
      (Crossover refunded to 9/1/00), 6.75%, 9/1/08 .....    2,990,000(d)      3,092,707
    State General Obligation, 4.75%-5.00%,
      11/1/01-11/1/08 ...................................    6,070,000         6,184,774
    State General Obligation (Prerefunded to 8/1/01),
      6.70%, 8/1/10 .....................................    5,000,000(d)      5,266,400
    State General Obligation, Zero-Coupon, 6.01%,
      8/1/01 ............................................    3,000,000(b)      2,755,320
                                                                            ------------
                                                                              20,969,780
                                                                            ------------

  HEALTH CARE REVENUE (20.1%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 4.90%-5.00%,
      11/15/01-11/15/02 .................................    1,635,000         1,662,770
    Apple Valley Nursing Home (GNMA) (Callable 8/16/99 at
      102), 4.60%, 12/1/00 ..............................      185,000           185,599
    Bemidji Hospital Facilities (Prerefunded to 9/1/01),
      7.00%, 9/1/21 .....................................    3,200,000(d)      3,444,960
    Burnsville Hospital System, Zero-Coupon (Escrowed to
      maturity to 5/1/12), 6.75%, 5/1/12 ................    1,000,000(b)        456,210

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          1999 Semiannual Report  18  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
    Cuyuna Range Hospital District Health Facilities,
      4.00%, 6/1/00 .....................................  $   380,000      $    378,366
    Minneapolis and St. Paul Health One Obligated Group
      (Prerefunded to 8/15/00), 8.00%, 8/15/14 ..........    2,000,000(d)      2,133,640
    Minneapolis Hospital Facilities - Children's Medical
      Center (Prerefunded to 6/1/01), 7.00%, 12/1/20 ....    2,000,000(d)      2,144,580
    Monticello - Big Lake Community Hospital District
      (MBIA), 4.00%-4.60%, 12/1/99-12/1/02 ..............      525,000           522,842
    St. Louis Park Hospital Facility (AMBAC) (Crossover
      refunded to 7/1/00), 7.25%, 7/1/15 ................    1,300,000(d)      1,370,213
    St. Louis Park Hospital Facility (AMBAC) (Prerefunded
      to 7/1/00), 7.25%, 7/1/15 .........................    5,500,000(d)      5,806,625
                                                                            ------------
                                                                              18,105,805
                                                                            ------------

  HEALTH/HOSPITAL FACILITIES REVENUE (1.5%):
    Buffalo Covenant Retirement Communities, 4.30%-4.55%,
      12/1/02-12/1/05 ...................................    1,350,000         1,328,488
                                                                            ------------

  HOUSING REVENUE (18.6%):
    Burnsville Oak Leaf Apartments (GNMA) (Callable
      7/1/01 at 103), 7.05%-7.15%, 1/1/12-1/1/25 ........    3,710,000         3,891,260
    City of Coon Rapids (FHA) (Callable 2/1/02 at 102),
      AMT, 6.75%, 8/1/23 ................................    1,300,000(f)      1,359,904
    Minneapolis Housing-Churchill Apartments (Callable
      10/1/01 at 102), 7.05%, 10/1/22 ...................    3,645,000         3,870,225
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%,
      12/1/11-12/1/21 ...................................      357,000           373,109
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.95%, 2/1/14 ...............................    3,400,000         3,582,342
    State Housing and Finance Agency (Callable 2/1/02 at
      102), 6.90%, 8/1/12 ...............................      495,000           523,017
    State Housing and Finance Agency, AMT, 4.00%-4.40%,
      7/1/02-7/1/05 .....................................    3,180,000(f)      3,148,814
                                                                            ------------
                                                                              16,748,671
                                                                            ------------

  IDR - SOLID WASTE DISPOSAL (2.4%):
    Anoka County Solid Waste Disposal Revenue (CFC)
      (Callable 6/1/00 at 102), AMT, 6.95%, 12/1/08 .....    2,100,000(f)      2,196,537
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          1999 Semiannual Report  19  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  LEASING REVENUE (6.0%):
    Hennepin County Certificates of Participation
      (Prerefunded to 11/15/01), 6.70%-6.75%,
      11/15/09-11/15/11 .................................  $ 4,085,000(d)   $  4,327,802
    Washington County Jail Facility (MBIA) (Prerefunded
      to 2/1/02), 7.00%, 2/1/12 .........................    1,000,000(d)      1,068,070
                                                                            ------------
                                                                               5,395,872
                                                                            ------------

  PARKING REVENUE (1.2%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................    1,000,000(d)      1,050,530
                                                                            ------------

  TAX REVENUE (4.9%):
    Minneapolis Community Development Authority,
      Zero-Coupon (MBIA), 6.70%-7.01%, 3/1/07-3/1/09 ....    6,685,000(b)      4,444,844
                                                                            ------------

  WATER/POLLUTION CONTROL REVENUE (12.2%):
    State Public Facilities Authority, 4.30%, 3/1/08 ....      445,000           427,636
    State Public Facilities Authority (Prerefunded to
      3/1/01), 6.65%-6.70%, 3/1/08-3/1/13 ...............   10,000,000(d)     10,616,400
                                                                            ------------
                                                                              11,044,036
                                                                            ------------

      Total Municipal Long-Term Securities
        (cost: $86,952,160)  ............................                     90,615,208
                                                                            ------------

SHORT-TERM SECURITIES (4.4%):
    Bloomington Multifamily Revenue, 3.70%, 12/1/25 .....    1,800,000(c)      1,800,000
    Maple Grove Multifamily, 3.60%, 11/1/31 .............    1,200,000(c)      1,200,000
    Minneapolis General Revenue, 3.90%, 4/1/14 ..........      580,000(c)        580,000
    Minneapolis General Revenue, 2.80%, 12/1/16 .........      400,000(c)        400,000
                                                                            ------------

      Total Short-Term Securities
        (cost: $3,980,000)  .............................                      3,980,000
                                                                            ------------

      Total Investments in Securities
        (cost: $90,932,160) (g) .........................                   $ 94,595,208
                                                                            ------------
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          1999 Semiannual Report  20  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) ON JUNE 30, 1999, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $5,861,109.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,705,255, WHICH REPRESENTS 7.4% OF NET ASSETS.
(g) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  4,049,087
      GROSS UNREALIZED DEPRECIATION ......     (386,039)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  3,663,048
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

          1999 Semiannual Report  21  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                                  June 30, 1999
 .......................................................................................

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (105.8%):
  ECONOMIC DEVELOPMENT REVENUE (0.3%):
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.10%, 12/1/02 ...................  $   175,000      $    183,111
                                                                            ------------

  EDUCATION REVENUE (6.1%):
    Higher Education Facility-Augsburg College,
      3.90%-4.40%, 10/1/00-10/1/05 ......................    2,115,000         2,079,583
    Higher Education Facility-Macalester College
      (Prerefunded to 3/1/02), 6.30%, 3/1/14 ............    1,125,000(d)      1,182,622
                                                                            ------------
                                                                               3,262,205
                                                                            ------------

  ELECTRIC REVENUE (23.7%):
    Anoka County Resource Recovery, 4.15%-4.25%,
      12/1/02-12/1/03 ...................................    4,100,000(f)      4,023,126
    Northern Municipal Power (FSA), 4.75%, 1/1/03 .......    2,000,000         2,021,840
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.49%-6.50%, 1/1/09-1/1/10 ........................    9,690,000(b)      5,660,487
    Western Municipal Power Agency (AMBAC), 4.90%,
      1/1/03 ............................................    1,000,000         1,017,370
                                                                            ------------
                                                                              12,722,823
                                                                            ------------

  GENERAL OBLIGATIONS (23.9%):
    Braham Independent School District (AMBAC) (Crossover
      refunded to 2/1/01), 6.25%, 2/1/14 ................      350,000(d)        361,302
    Dakota County General Obligation, 4.50%, 2/1/04 .....    1,350,000(f)      1,348,596
    Hopkins Blake School Project (Prerefunded to 9/1/04),
      6.45%, 9/1/13-9/1/14 ..............................      385,000(d)        418,329
    Mankato School District (FSA) (Crossover refunded to
      2/1/02), 6.35%, 2/1/13 ............................    2,300,000(d)      2,412,401
    Metropolitan Council (Crossover refunded to 9/1/00),
      6.75%, 9/1/10-9/1/11 ..............................    2,500,000(d)      2,585,875
    St. Paul Independent School District (Prerefunded to
      2/1/01), 6.45%-6.50%, 2/1/09-2/1/10 ...............      875,000(d)        907,388
    State General Obligation, 5.00%, 8/1/03-6/1/08 ......    4,170,000         4,257,171
    Willmar Independent School District (AMBAC)
      (Crossover refunded to 2/1/02), 6.25%, 2/1/15 .....      500,000(d)        523,225
                                                                            ------------
                                                                              12,814,287
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          1999 Semiannual Report  22  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  HEALTH CARE REVENUE (11.4%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA), 5.00%,
      11/15/03 ..........................................  $   695,000      $    708,073
    Duluth Health Care Facilities, Benedictine - St.
      Mary's Project (Prerefunded to 2/15/00), 8.38%,
      2/15/20 ...........................................    2,000,000(d)      2,099,960
    Duluth Hospital Facility, St. Luke's (Connie Lee)
      (Callable 5/1/02 at 102), 6.40%, 5/1/10 ...........      300,000           319,182
    Minneapolis and St. Paul Health Care Facilities
      (MBIA) (Prerefunded to 8/15/00), 6.75%, 8/15/14 ...    2,500,000(d)      2,633,775
    Monticello - Big Lake Community Hospital District,
      4.70%, 12/1/03 ....................................      125,000           123,618
    Red Wing Health Care Facility (Callable 9/1/03 at
      102), 6.40%, 9/1/12                                      220,000           230,454
                                                                            ------------
                                                                               6,115,062
                                                                            ------------

  HEALTH/HOSPITAL FACILITIES REVENUE (3.9%):
    New Hope Housing & Health Care-Masonic Home North
      Ridge, 4.20%-4.80%, 3/1/00-3/1/03 .................    2,105,000         2,090,777
                                                                            ------------

  HOUSING REVENUE (12.1%):
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102), 6.90%, 12/1/11 .........        6,000             6,084
    State Housing and Finance Agency, 4.85%-5.05%,
      7/1/02-7/1/04 .....................................    1,440,000         1,464,079
    State Housing and Finance Agency (Callable 1/1/03 at
      102), AMT, 6.50%, 1/1/26 ..........................      365,000(g)        380,374
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.85%, 2/1/07 ...............................    2,945,000         3,098,493
    State Housing and Finance Agency (Callable 7/1/02 at
      102), AMT, 6.75%-6.85%, 7/1/12-1/1/24 .............    1,475,000(g)      1,541,640
                                                                            ------------
                                                                               6,490,670
                                                                            ------------

  IDR - MISCELLANEOUS PROJECTS (6.7%):
    Duluth Seaway Port Authority, Cargill Inc. Project
      (Callable 5/1/02 at 102), 6.80%, 5/1/12 ...........    2,090,000(e)      2,222,193
    East Grand Forks, Pollution Control (Callable 4/1/01
      at 102), 7.75%, 4/1/18 ............................    1,300,000         1,378,754
                                                                            ------------
                                                                               3,600,947
                                                                            ------------

  LEASING REVENUE (1.9%):
    Olmsted County Housing Redevelopment Authority
      (Callable 2/1/02 at 100), 6.10%, 2/1/13 ...........    1,000,000         1,035,520
                                                                            ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          1999 Semiannual Report  23  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                            Principal          Market
Description of Security                                      Amount          Value (a)
---------------------------------------------------------  -----------      ------------
  OTHER REVENUE (0.2%):
    Moorhead Gross Revenue, 5.00%, 12/1/02 ..............  $   125,000      $    125,111
                                                                            ------------
  PARKING REVENUE (4.7%):
    St. Paul Housing and Finance Authority (Prerefunded
      to 8/1/00), 6.55%, 8/1/12 .........................    2,415,000(d)      2,537,030
                                                                            ------------
  WATER/POLLUTION CONTROL REVENUE (10.9%):
    State Public Facilities Authority (Callable 3/2/09 at
      100), 5.13%, 3/1/13 ...............................      800,000           798,776
    State Public Facilities Authority (Prerefunded to
      3/1/02), 6.50%, 3/1/14 ............................    4,695,000(d)      5,049,050
                                                                            ------------
                                                                               5,847,826
                                                                            ------------
      Total Municipal Long-Term Securities
        (cost: $54,902,488)  ............................                     56,825,369
                                                                            ------------
SHORT-TERM SECURITIES (2.6%):
    Bloomington Multifamily Revenue, 3.70%, 12/1/25 .....      100,000(c)        100,000
    Minneapolis General Revenue, 2.80%, 12/1/16 .........    1,300,000(c)      1,300,000
                                                                            ------------
      Total Short-Term Securities
        (cost: $1,400,000)  .............................                      1,400,000
                                                                            ------------
      Total Investments in Securities (h)
        (cost: $56,302,488)  ............................                   $ 58,225,369
                                                                            ------------
                                                                            ------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(b) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 1999. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 1999, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $2,222,193 OR 4.1% OF NET ASSETS.
(f) ON JUNE 30, 1999, THE TOTAL COST OF INVESTMENTS PURCHASED ON A WHEN-ISSUED BASIS WAS $5,473,888.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 1999, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,922,014, WHICH REPRESENTS 3.6.% OF NET ASSETS.
(h) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $  2,238,473
      GROSS UNREALIZED DEPRECIATION ......     (315,592)
                                            ------------
        NET UNREALIZED APPRECIATION ......  $  1,922,881
                                            ------------
                                            ------------

--------------------------------------------------------------------------------

          1999 Semiannual Report  24  Minnesota Municipal Term Trusts

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